Employee Benefits - Changes in Present Value of Defined Benefit Obligations for the Group (Detail) - Present value of defined benefit obligation [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the year	¥ 619,280	¥ 650,749
Current service cost	34,137	34,168
Interest cost	2,610	2,591
Actuarial gains and losses	6,183	296
Past service cost	(54)	(5,700)
Benefits paid	(48,542)	(55,624)
Other	17,137	(7,199)
Balance at end of the year	¥ 630,754	¥ 619,280